LONG-TERM DEBT AND PRINCIPAL REPAYMENTS (Details) In Millions, unless otherwise specified																																																																														12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2014 TransCanada PipeLines Limited CAD	Dec. 31, 2013 TransCanada PipeLines Limited CAD	Dec. 31, 2014 TransCanada PipeLines Limited Debentures, Maturity Dates Between 2015 and 2020 CAD	Dec. 31, 2013 TransCanada PipeLines Limited Debentures, Maturity Dates Between 2015 and 2020 CAD	Dec. 31, 2014 TransCanada PipeLines Limited Debentures, Maturity Date of 2021 USD ($)	Dec. 31, 2014 TransCanada PipeLines Limited Debentures, Maturity Date of 2021 CAD	Dec. 31, 2013 TransCanada PipeLines Limited Debentures, Maturity Date of 2021 USD ($)	Dec. 31, 2013 TransCanada PipeLines Limited Debentures, Maturity Date of 2021 CAD	Dec. 31, 2014 TransCanada PipeLines Limited Medium-term Notes CAD	Dec. 31, 2013 TransCanada PipeLines Limited Medium-term Notes CAD	Dec. 31, 2014 TransCanada PipeLines Limited Senior Unsecured Notes USD ($)	Dec. 31, 2014 TransCanada PipeLines Limited Senior Unsecured Notes CAD	Dec. 31, 2013 TransCanada PipeLines Limited Senior Unsecured Notes USD ($)	Dec. 31, 2013 TransCanada PipeLines Limited Senior Unsecured Notes CAD	Dec. 31, 2014 Nova Gas Transmission LTD CAD	Dec. 31, 2013 Nova Gas Transmission LTD CAD	Dec. 31, 2014 Nova Gas Transmission LTD Debentures and Notes, Maturity Dates between 2016 and 2024 CAD	Dec. 31, 2013 Nova Gas Transmission LTD Debentures and Notes, Maturity Dates between 2016 and 2024 CAD	Dec. 31, 2014 Nova Gas Transmission LTD Debentures and Notes, Maturity Date of 2023 USD ($)	Dec. 31, 2014 Nova Gas Transmission LTD Debentures and Notes, Maturity Date of 2023 CAD	Dec. 31, 2013 Nova Gas Transmission LTD Debentures and Notes, Maturity Date of 2023 USD ($)	Dec. 31, 2013 Nova Gas Transmission LTD Debentures and Notes, Maturity Date of 2023 CAD	Dec. 31, 2014 Nova Gas Transmission LTD Medium-Term Notes, Maturity between 2025 and 2030 CAD	Dec. 31, 2013 Nova Gas Transmission LTD Medium-Term Notes, Maturity between 2025 and 2030 CAD	Dec. 31, 2014 Nova Gas Transmission LTD Medium-Term Notes, Maturity Date of 2026 USD ($)	Dec. 31, 2014 Nova Gas Transmission LTD Medium-Term Notes, Maturity Date of 2026 CAD	Dec. 31, 2013 Nova Gas Transmission LTD Medium-Term Notes, Maturity Date of 2026 USD ($)	Dec. 31, 2013 Nova Gas Transmission LTD Medium-Term Notes, Maturity Date of 2026 CAD	Dec. 31, 2014 ANR Pipe Line Company Senior Unsecured Notes CAD	Dec. 31, 2013 ANR Pipe Line Company Senior Unsecured Notes CAD	Dec. 31, 2014 Gas Transmission Northwest Corporation Senior Unsecured Notes CAD	Dec. 31, 2013 Gas Transmission Northwest Corporation Senior Unsecured Notes CAD	Dec. 31, 2014 TC PipeLines, LP CAD	Dec. 31, 2013 TC PipeLines, LP CAD	Dec. 31, 2014 TC PipeLines, LP Senior Unsecured Notes CAD	Dec. 31, 2013 TC PipeLines, LP Senior Unsecured Notes CAD	Dec. 31, 2014 TC PipeLines, LP Unsecured Debt CAD	Dec. 31, 2013 TC PipeLines, LP Unsecured Debt CAD	Dec. 31, 2014 TC PipeLines, LP Unsecured Term Loan Facility CAD	Dec. 31, 2013 TC PipeLines, LP Unsecured Term Loan Facility CAD	Dec. 31, 2014 Great Lakes Gas Transmission Limited Partnership Senior Unsecured Notes CAD	Dec. 31, 2013 Great Lakes Gas Transmission Limited Partnership Senior Unsecured Notes CAD	Dec. 31, 2014 Tuscarora Gas Transmission Company Secured Debt CAD	Dec. 31, 2013 Tuscarora Gas Transmission Company Secured Debt CAD	Dec. 31, 2014 Portland Natural Gas Transmission System Secured Debt CAD	Dec. 31, 2013 Portland Natural Gas Transmission System Secured Debt CAD	Dec. 31, 2014 Canadian dollars TransCanada PipeLines Limited Debentures, Maturity Dates Between 2015 and 2020	Dec. 31, 2013 Canadian dollars TransCanada PipeLines Limited Debentures, Maturity Dates Between 2015 and 2020	Dec. 31, 2014 Canadian dollars Nova Gas Transmission LTD Debentures and Notes CAD	Dec. 31, 2014 Canadian dollars Nova Gas Transmission LTD Debentures and Notes, Maturity Dates between 2016 and 2024	Dec. 31, 2013 Canadian dollars Nova Gas Transmission LTD Debentures and Notes, Maturity Dates between 2016 and 2024	Dec. 31, 2014 Canadian dollars Nova Gas Transmission LTD Medium-Term Notes, Maturity between 2025 and 2030	Dec. 31, 2013 Canadian dollars Nova Gas Transmission LTD Medium-Term Notes, Maturity between 2025 and 2030	Dec. 31, 2014 U.S. dollars TransCanada PipeLines Limited Debentures, Maturity Date of 2021	Dec. 31, 2013 U.S. dollars TransCanada PipeLines Limited Debentures, Maturity Date of 2021	Dec. 31, 2014 U.S. dollars Nova Gas Transmission LTD Debentures and Notes, Maturity Date of 2023	Dec. 31, 2013 U.S. dollars Nova Gas Transmission LTD Debentures and Notes, Maturity Date of 2023	Dec. 31, 2014 U.S. dollars Nova Gas Transmission LTD Medium-Term Notes, Maturity Date of 2026	Dec. 31, 2013 U.S. dollars Nova Gas Transmission LTD Medium-Term Notes, Maturity Date of 2026	Dec. 31, 2014 U.S. dollars ANR Pipe Line Company Senior Unsecured Notes USD ($)	Dec. 31, 2013 U.S. dollars ANR Pipe Line Company Senior Unsecured Notes USD ($)	Dec. 31, 2014 U.S. dollars Gas Transmission Northwest Corporation Senior Unsecured Notes USD ($)	Dec. 31, 2013 U.S. dollars Gas Transmission Northwest Corporation Senior Unsecured Notes USD ($)	Dec. 31, 2014 U.S. dollars TC PipeLines, LP Senior Unsecured Notes USD ($)	Dec. 31, 2013 U.S. dollars TC PipeLines, LP Senior Unsecured Notes USD ($)	Dec. 31, 2014 U.S. dollars TC PipeLines, LP Unsecured Debt USD ($)	Dec. 31, 2013 U.S. dollars TC PipeLines, LP Unsecured Debt USD ($)	Dec. 31, 2014 U.S. dollars TC PipeLines, LP Unsecured Term Loan Facility USD ($)	Dec. 31, 2013 U.S. dollars TC PipeLines, LP Unsecured Term Loan Facility USD ($)	Dec. 31, 2014 U.S. dollars Great Lakes Gas Transmission Limited Partnership Senior Unsecured Notes USD ($)	Dec. 31, 2013 U.S. dollars Great Lakes Gas Transmission Limited Partnership Senior Unsecured Notes USD ($)	Dec. 31, 2014 U.S. dollars Tuscarora Gas Transmission Company Secured Debt USD ($)	Dec. 31, 2013 U.S. dollars Tuscarora Gas Transmission Company Secured Debt USD ($)	Dec. 31, 2014 U.S. dollars Portland Natural Gas Transmission System Secured Debt USD ($)	Dec. 31, 2013 U.S. dollars Portland Natural Gas Transmission System Secured Debt USD ($)	Dec. 31, 2014 Maximum Canadian dollars Nova Gas Transmission LTD Debentures and Notes
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	24,757	22,865	20,916	19,125	749	874	$ 400	464	$ 400	425	4,048	4,799	$ 13,526	15,655	$ 12,276	13,027	1,099	1,129	325	378	$ 200	232	$ 200	213	504	504	$ 33	38	$ 33	34	502	459	377	346	1,368	1,308	405	372	383	404	580	532	367	356	23	25	105	117														$ 432	$ 432	$ 325	$ 325	$ 350	$ 350	$ 330	$ 380	$ 500	$ 500	$ 316	$ 335	$ 20	$ 24	$ 90	$ 110
Interest Rate											5.70%	5.70%	5.00%	5.00%	5.00%	5.00%															8.90%	8.90%	5.50%	5.50%			4.70%	4.70%	1.40%	1.40%	1.40%	1.40%	7.80%	7.80%	4.00%	4.00%	6.10%	6.10%	10.90%	10.90%		11.50%	11.50%	7.40%	7.40%	9.90%	9.90%	7.90%	7.90%	7.50%	7.50%
Long-term Debt, Current Maturities	1,797	973
Long-term Debt, Excluding Current Maturities	22,960	21,892
Long-Term Debt Issued with Retraction Provision																																																			225
Debt Instrument, Redemption Price, Percentage																																																																														8.00%
Repayments of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	1,797
Long-term Debt, Maturities, Repayments of Principal in Year Two	2,225
Long-term Debt, Maturities, Repayments of Principal in Year Three	846
Long-term Debt, Maturities, Repayments of Principal in Year Four	1,766
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,007